UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

AB MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2018

Date of reporting period: February 28, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Municipal Income Fund II

AB Arizona Portfolio

Portfolio of Investments

February 28, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.7%
Long-Term Municipal Bonds - 99.7%
Arizona - 83.5%
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A
5.25%, 7/01/29 (Pre-refunded/ETM)	$1,500	$1,667,550
Series 2013A
5.00%, 7/01/37	3,000	3,309,810
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease)
Series 2006
5.00%, 7/01/26	1,000	1,002,810
Arizona Health Facilities Authority (Dignity Health Obligated Group)
Series 2009D
5.00%, 7/01/28	1,000	1,032,790
Arizona Health Facilities Authority (HonorHealth)
Series 2014A
5.00%, 12/01/34	3,000	3,332,910
Arizona State University
Series 2014
5.00%, 8/01/33	2,050	2,323,347
City of Glendale AZ Water & Sewer Revenue
Series 2012
5.00%, 7/01/28	2,000	2,235,320
City of Mesa AZ (City of Mesa AZ Excise Tax)
Series 2013
5.00%, 7/01/32	5,000	5,531,500
City of Mesa AZ Utility System Revenue
Series 2016
4.00%, 7/01/32	1,000	1,063,330
City of Phoenix Civic Improvement Corp.
Series 2010A
5.00%, 7/01/31 (Pre-refunded/ETM)	2,000	2,153,960
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport)
Series 2017A
5.00%, 7/01/33	750	856,822
City of Tempe AZ (City of Tempe AZ Excise Tax)
Series 2016
5.00%, 7/01/30	520	602,784
City of Tucson AZ Water System Revenue
Series 2012
5.00%, 7/01/28 (Pre-refunded/ETM)	500	564,575
5.00%, 7/01/29 (Pre-refunded/ETM)	1,860	2,100,219
County of Pima AZ Sewer System Revenue
Series 2011B
5.00%, 7/01/26 (Pre-refunded/ETM)	1,000	1,103,650
AGM Series 2010
5.00%, 7/01/25 (Pre-refunded/ETM)	2,000	2,153,960
County of Pinal AZ
Series 2014
5.00%, 8/01/32	4,540	5,139,643

	Principal Amount (000)	U.S. $ Value
Glendale Industrial Development Authority (Beatitudes Campus (The))
Series 2017
5.00%, 11/15/36 (a)	$1,000	$1,030,960
Glendale Industrial Development Authority (Glencroft Retirement Community Obligated Group)
Series 2016
5.00%, 11/15/36 (a)	600	589,938
Glendale Industrial Development Authority
(Royal Oaks Life Care Community)
Series 2016
5.00%, 5/15/39	1,000	1,095,740
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax)
Series 2012C
5.00%, 7/01/38	2,500	2,738,500
Industrial Development Authority of the City of Phoenix (The)
Series 2012
6.00%, 7/01/32 (Pre-refunded/ETM) (a)	250	283,528
Industrial Development Authority of the City of Phoenix (The) (Deer Valley Assisted Living Facility LLC)
Series 2016A
5.125%, 7/01/36 (a)	1,000	964,790
Industrial Development Authority of the City of Phoenix (The) (JMF-Higley 2012 LLC)
Series 2012
5.00%, 12/01/32	2,500	2,745,125
Maricopa County Industrial Development Authority (Banner Health Obligated Group)
Series 2016A
5.00%, 1/01/33-1/01/35	3,400	3,868,446
Maricopa County Industrial Development Authority (GreatHearts Arizona Obligated Group)
Series 2017A
5.00%, 7/01/37	750	843,308
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy)
Series 2016
5.00%, 7/01/36-7/01/47	2,450	2,559,865
McAllister Academic Village LLC (Arizona State University)
Series 2016
5.00%, 7/01/37	2,500	2,836,450
Northern Arizona University
BAM Series 2015
5.00%, 6/01/34	1,000	1,129,360
Pima County Regional Transportation Authority
Series 2011
5.00%, 6/01/26 (Pre-refunded/ETM)	3,000	3,299,400
Pinal County Industrial Development Authority (Florence West Prison Expansion LLC)
ACA Series 2006A
5.25%, 10/01/22	1,400	1,401,078

	Principal Amount (000)	U.S. $ Value
Salt River Project Agricultural Improvement & Power District
Series 2012A
5.00%, 12/01/29	$1,500	$1,673,880
Series 2015A
5.00%, 12/01/35	2,000	2,278,280
Series 2017A
5.00%, 1/01/33	1,100	1,298,374
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	1,000	1,170,160
5.25%, 12/01/22-12/01/23	1,165	1,317,642
State of Arizona Lottery Revenue
AGM Series 2010A
5.00%, 7/01/28	6,000	6,339,600
Student & Academic Services LLC (Northern Arizona Capital Facilities Finance Corp.)
BAM Series 2014
5.00%, 6/01/44	1,200	1,311,420
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017A
6.125%, 10/01/47 (a)(b)	400	409,428
Town of Buckeye AZ (Town of Buckeye AZ Excise Tax)
Series 2015
5.00%, 7/01/35	3,450	3,867,139
Town of Queen Creek AZ Excise Tax Revenue
Series 2018A
5.00%, 8/01/47	2,000	2,284,260
Tucson Airport Authority, Inc.
AMBAC Series 2001
5.35%, 6/01/31	6,475	6,494,554
Tucson Industrial Development Authority (University of Arizona)
AMBAC Series 2002A
5.00%, 7/15/32 (a)	985	986,369
University of Arizona
Series 2014
5.00%, 8/01/33	3,765	4,231,672
Western Maricopa Education Center District No 402
Series 2014B
4.50%, 7/01/33-7/01/34	3,940	4,252,935

		99,477,181

Delaware - 0.5%
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2016
5.00%, 9/01/36	520	561,860

Florida - 2.7%
City of Orlando FL
Series 2014A
5.25%, 11/01/33 (Pre-refunded/ETM)	1,820	2,141,721

	Principal Amount (000)	U.S. $ Value
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group)
Series 2015
5.00%, 6/01/35	$1,000	$1,091,890

		3,233,611

Guam - 1.5%
Guam Government Waterworks Authority
Series 2016
5.00%, 1/01/46	775	828,607
Guam Power Authority
Series 2017A
5.00%, 10/01/36-10/01/40	875	945,567

		1,774,174

Illinois - 2.1%
Cook County Forest Preserve District
Series 2012C
5.00%, 12/15/32	2,360	2,505,423

Kentucky - 0.9%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.25%, 6/01/41	1,000	1,086,900

Louisiana - 0.5%
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge)
Series 2015A
6.25%, 11/15/45 (a)	500	553,645

Massachusetts - 0.8%
Commonwealth of Massachusetts
NATL Series 2000F
2.16%, 12/01/30 (c)	700	700,000
NATL Series 2000G
2.131%, 12/01/30 (c)	225	225,000

		925,000

Minnesota - 1.1%
Western Minnesota Municipal Power Agency
Series 2015A
5.00%, 1/01/34	1,130	1,277,375

New York - 0.7%
Suffolk County Economic Development Corp.
Series 2011
5.00%, 7/01/28 (Pre-refunded/ETM) (a)	120	132,356
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	700	758,464

		890,820

	Principal Amount (000)	U.S. $ Value
North Carolina - 1.0%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.70%, 7/01/37 (a)	$600	$624,108
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/35 (a)	500	528,365

		1,152,473

Ohio - 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	320	293,267

Texas - 3.3%
North Texas Tollway Authority
Series 2015A
5.00%, 1/01/34	1,000	1,109,610
Series 2015B
5.00%, 1/01/34	1,300	1,451,788
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	840	928,343
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	420	454,784

		3,944,525

Washington - 0.9%
Port of Seattle WA
Series 2015A
5.00%, 4/01/40	1,000	1,114,810

Total Municipal Obligations (cost $115,583,255)		118,791,064

	Shares
SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.20% (d)(e)(f) (cost $298,104)	298,104	298,104

U.S. $ Value
Total Investments - 99.9% (cost $115,881,359) (g)	$119,089,168
Other assets less liabilities - 0.1%	82,094

Net Assets - 100.0%	$119,171,262

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the market value of this security amounted to $409,428 or 0.3% of net assets.
(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 28, 2018 and the aggregate market value of these securities amounted to $925,000 or 0.78% of net assets.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	As of February 28, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,712,198 and gross unrealized depreciation of investments was $(504,389), resulting in net unrealized appreciation of $3,207,809.

As of February 28, 2018, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 17.5% and 1.8%, respectively.

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation

AB Municipal Income Fund II

AB Arizona Portfolio

February 28, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$112,687,577		$6,103,487		$118,791,064
Short-Term Investments		298,104		– 0	–	– 0	–	298,104

Total Investments in Securities		298,104		112,687,577		6,103,487		119,089,168
Other Financial Instruments (a)		– 0	–	– 0	–	– 0	–	– 0	–

Total (b)		$298,104		$112,687,577		$6,103,487		$119,089,168

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds	Total
Balance as of 5/31/17	$7,781,556	$7,781,556
Accrued discounts/(premiums)	(1,479)	(1,479)
Realized gain (loss)	6,297	6,297

	Long-Term Municipal Bonds		Total
Change in unrealized appreciation/depreciation	83,416		83,416
Purchases	1,431,294		1,431,294
Sales	(3,469,817)		(3,469,817)
Transfers in to Level 3	272,220		272,220
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/18	$6,103,487		$6,103,487	(a)

Net change in unrealized appreciation/depreciation from investments held as of 2/28/18	$92,685		$92,685

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of February 28, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2018 is as follows:

Fund	Market Value 5/31/2017 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/2018 (000)	Dividend Income (000)
Government Money Market Portfolio	$803	$16,731	$17,236	$298	$9

AB Municipal Income Fund II

AB Massachusetts Portfolio

Portfolio of Investments

February 28, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.8%
Long-Term Municipal Bonds - 99.8%
Massachusetts - 82.4%
Commonwealth of Massachusetts
Series 2013
5.00%, 6/01/31 (Pre-refunded/ETM)	$2,500	$2,757,825
Series 2015A
5.00%, 7/01/35	10,000	11,469,900
Series 2018A
5.00%, 1/01/42 (a)	5,000	5,703,950
NATL Series 2000E
2.206%, 12/01/30 (b)	2,825	2,825,000
NATL Series 2000F
1.99%, 12/01/30 (b)	1,225	1,225,000
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax)
AGM Series 2005A
3.33% (CPIYOYX + 1.67%), 6/01/20 (c)	2,000	2,044,540
Marthas Vineyard Land Bank
BAM Series 2014
5.00%, 5/01/31-5/01/32	2,830	3,212,273
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax)
Series 2010B
5.00%, 7/01/28-7/01/29	1,670	1,795,458
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF)
Series 2009
5.00%, 8/01/25	3,000	3,143,280
Massachusetts Development Finance Agency
Series 2010
5.00%, 7/01/28 (Pre-refunded/ETM)	4,500	4,846,410
Series 2011
5.00%, 7/01/31 (Pre-refunded/ETM)	7,000	7,737,520
Massachusetts Development Finance Agency (Baystate Medical Obligated Group)
Series 2014N
5.00%, 7/01/44	7,000	7,580,090
Massachusetts Development Finance Agency (Berkshire Health Systems, Inc. Obligated Group)
Series 2012G
5.00%, 10/01/30-10/01/31	3,970	4,315,488
Massachusetts Development Finance Agency (Boston College)
Series 2010R-1
5.00%, 7/01/31	3,250	3,485,462
Series 2017T
5.00%, 7/01/37	1,000	1,152,010
Massachusetts Development Finance Agency (Boston Medical Center Corp.)
Series 2015D
5.00%, 7/01/44	3,755	4,065,726
Massachusetts Development Finance Agency (Brandeis University)
Series 2008N
5.00%, 10/01/26-10/01/27	3,300	3,365,592
Series 2010O-2
5.00%, 10/01/28	3,500	3,689,455

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (Broad Institute, Inc. (The))
Series 2017
5.00%, 4/01/34	$1,280	$1,490,598
Massachusetts Development Finance Agency (Broad Institute, Inc. (The))
Series 2017
5.00%, 4/01/35	4,700	5,456,324
Massachusetts Development Finance Agency (Children’s Hospital Corp. (The))
Series 2014P
5.00%, 10/01/34	1,055	1,188,183
Massachusetts Development Finance Agency (Emerson College)
Series 2016A
5.00%, 1/01/34-1/01/36	2,435	2,708,204
5.25%, 1/01/42	1,000	1,122,210
Massachusetts Development Finance Agency (Emmanuel College/MA)
Series 2016A
5.00%, 10/01/31	2,000	2,217,520
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.)
Series 2013E
5.00%, 11/01/38	5,000	5,514,400
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group)
Series 2017
5.00%, 7/01/37	1,150	1,221,266
Massachusetts Development Finance Agency (Lesley University)
Series 2016
5.00%, 7/01/39	2,055	2,288,551
Massachusetts Development Finance Agency (MCPHS University)
Series 2013F
4.00%, 7/01/32	1,000	1,035,910
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.00%, 7/01/27-7/01/32	3,980	4,293,732
5.25%, 7/01/42	1,330	1,420,507
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.)
Series 2017
5.00%, 10/01/47 (d)	2,000	2,120,200
Massachusetts Development Finance Agency (South Shore Hospital, Inc.)
Series 2016I
4.00%, 7/01/36	2,000	1,999,840
5.00%, 7/01/41	2,500	2,719,100
Massachusetts Development Finance Agency (Suffolk University)
Series 2009A
6.00%, 7/01/24	715	753,996
Series 2017
5.00%, 7/01/33	1,250	1,397,050

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (Trustees of The Deerfield Academy (The))
Series 2010
5.00%, 10/01/30	$5,000	$5,413,450
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/36	1,500	1,647,645
Massachusetts Development Finance Agency (Whitehead Institute for Biomedical Research)
Series 2011
5.00%, 6/01/26	1,460	1,602,321
Series 2011A
5.00%, 6/01/27-6/01/28	3,225	3,539,373
Massachusetts Health & Educational Facilities Authority
Series 2010B
5.00%, 7/01/30 (Pre-refunded/ETM)	3,860	4,161,736
Massachusetts Health & Educational Facilities Authority (Berklee College of Music, Inc.)
Series 2007A
5.00%, 10/01/32	210	210,626
Massachusetts Health & Educational Facilities Authority (Foundation of Massachusetts Eye & Ear Obligated Group)
Series 2010C
5.375%, 7/01/35	1,005	1,050,446
Massachusetts Health & Educational Facilities Authority (Northeastern University)
Series 2010A
5.00%, 10/01/28-10/01/29	7,025	7,553,473
Massachusetts Health & Educational Facilities Authority (Winchester Hospital)
Series 2010
5.25%, 7/01/38	2,500	2,653,725
Massachusetts Health & Educational Facilities Authority (Woods Hole Oceanographic Institution)
Series 2008B
5.25%, 6/01/26	1,905	1,923,421
5.375%, 6/01/27	3,060	3,090,508
Massachusetts Port Authority
Series 2010B
5.00%, 7/01/34	2,750	2,942,060
Series 2012B
5.00%, 7/01/32	1,430	1,595,737
Series 2017A
5.00%, 7/01/35-7/01/37	2,600	2,946,374

	Principal Amount (000)	U.S. $ Value
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2011B
5.00%, 10/15/32	$3,720	$4,109,075
Series 2013A
5.00%, 5/15/32	2,500	2,810,850
Series 2015B
5.00%, 1/15/30	3,770	4,325,509
Massachusetts Water Resources Authority
Series 2011B
5.00%, 8/01/26 (Pre-refunded/ETM)	2,425	2,677,394
5.00%, 8/01/29 (Pre-refunded/ETM)	2,000	2,208,160
Series 2016C
5.00%, 8/01/33	8,500	9,879,125
Metropolitan Boston Transit Parking Corp.
Series 2011
5.00%, 7/01/27	6,000	6,568,860
University of Massachusetts Building Authority (University of Massachusetts Boston)
Series 20141
5.00%, 11/01/44	2,000	2,241,180
Series 20173
5.00%, 11/01/34	2,500	2,923,525

		191,437,143

Arizona - 2.2%
Arizona Sports & Tourism Authority
Series 2012A
5.00%, 7/01/29	4,065	4,361,948
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	660	772,306

		5,134,254

California - 0.2%
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	360	366,700

Colorado - 0.5%
City & County of Denver CO (United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	1,000	1,079,620

Connecticut - 0.5%
State of Connecticut
Series 2015F
5.00%, 11/15/32	1,000	1,098,340

Florida - 1.5%
County of Miami-Dade FL Aviation Revenue
Series 2014
5.00%, 10/01/27	3,000	3,382,530

	Principal Amount (000)	U.S. $ Value
Guam - 1.5%
Guam Government Waterworks Authority
Series 2017
5.00%, 7/01/40	$1,525	$1,648,769
Guam Power Authority
Series 2017A
5.00%, 10/01/36-10/01/40	1,770	1,912,777

		3,561,546

Illinois - 1.8%
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2015
5.00%, 5/15/37	1,050	1,083,232
Illinois State Toll Highway Authority
Series 2016A
5.00%, 12/01/32	2,475	2,825,485
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax)
Series 2005
6.25%, 1/01/24 (a)	360	356,076

		4,264,793

Kentucky - 0.5%
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway)
Series 2015A
5.00%, 7/01/40	1,000	1,077,110

Michigan - 0.7%
Michigan Public Power Agency
Series 2012A
5.00%, 1/01/32	1,605	1,705,922

New Jersey - 0.6%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	1,170	1,285,514

New York - 2.4%
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/28 (Pre-refunded/ETM)	5,065	5,656,440

North Carolina - 0.9%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.70%, 7/01/37 (a)	1,000	1,040,180
North Carolina Turnpike Authority
Series 2017
5.00%, 1/01/32	1,000	1,146,580

		2,186,760

	Principal Amount (000)	U.S. $ Value
Ohio - 0.7%
County of Hamilton OH (Life Enriching Communities Obligated Group)
Series 2016
5.00%, 1/01/36	$1,100	$1,188,627
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	600	549,876

		1,738,503

Pennsylvania - 1.0%
City of Philadelphia PA
AGM Series 2017A
5.00%, 8/01/33	1,000	1,136,580
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34	1,140	1,245,324

		2,381,904

Puerto Rico - 0.3%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/20	695	726,873

Texas - 1.3%
North Texas Tollway Authority
Series 2015A
5.00%, 1/01/34	1,000	1,109,610
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	1,090	1,204,635
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	545	590,137

		2,904,382

Wisconsin - 0.8%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax)
Series 2011
6.50%, 2/01/31 (d)	750	792,645

	Principal Amount (000)	U.S. $ Value
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016B
5.00%, 12/01/25 (d)	$1,000	$1,124,060

		1,916,705

Total Investments - 99.8% (cost $224,252,441) (e)		231,905,039
Other assets less liabilities - 0.2%		531,475

Net Assets - 100.0%		$232,436,514

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD 1,910	9/21/37	3 Month LIBOR	2.549%	Quarterly/Semi-Annual	$(139,021)
USD 30,000	4/01/44	3 Month LIBOR	3.081%	Quarterly/Semi-Annual	191,419
USD 26,720	4/01/49	3.063%	3 Month LIBOR	Semi-Annual/Quarterly	(224,524)

					$(172,126)

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 28, 2018 and the aggregate market value of these securities amounted to $4,050,000 or 1.74% of net assets.
(c)	Variable rate coupon, rate shown as of February 28, 2018.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the aggregate market value of these securities amounted to $4,036,905 or 1.7% of net assets.
(e)	As of February 28, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,491,003 and gross unrealized depreciation of investments was $(1,010,530), resulting in net unrealized appreciation of $7,480,473.

As of February 28, 2018, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.5% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
CPIYOYX	-	Consumer Price Index Year Over Year Change
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

AB Municipal Income Fund II

AB Massachusetts Portfolio

February 28, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2018:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$224,804,833	$7,100,206		$231,905,039

Total Investments in Securities		– 0	–	224,804,833	7,100,206		231,905,039
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	191,419	– 0	–	191,419
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(363,545)	– 0	–	(363,545)

Total (b)	$	– 0	–	$224,632,707	$7,100,206		$231,732,913

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/17	$3,381,185		$3,381,185
Accrued discounts/(premiums)	(4,981)		(4,981)
Realized gain (loss)	94,127		94,127
Change in unrealized appreciation/depreciation	(181,984)		(181,984)
Purchases	5,746,650		5,746,650
Sales	(1,934,791)		(1,934,791)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/18	$7,100,206		$7,100,206

Net change in unrealized appreciation/depreciation from investments held as of 2/28/18	$(32,776)		$(32,776)

As of February 28, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund II

AB Minnesota Portfolio

Portfolio of Investments

February 28, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.7%
Long-Term Municipal Bonds - 98.7%
Minnesota - 98.7%
Anoka-Hennepin Independent School District No 11 COP
Series 2014A
5.00%, 2/01/34	$1,695	$1,893,959
Central Minnesota Municipal Power Agency
Series 2012
5.00%, 1/01/32	2,200	2,372,898
City of Center City MN (Hazelden Betty Ford Foundation)
Series 2014
5.00%, 11/01/29-11/01/44	800	886,727
City of Duluth MN
Series 2016A
5.00%, 2/01/34	1,000	1,145,240
City of Maple Grove MN (Maple Grove Hospital Corp.)
Series 2017
5.00%, 5/01/31	1,000	1,134,300
City of Minneapolis MN (Fairview Health Services Obligated Group)
Series 2015A
5.00%, 11/15/33	1,000	1,128,530
City of Minneapolis MN (Minneapolis Common Bond Fund)
Series 20102A
6.25%, 12/01/30	1,000	1,115,580
City of Minneapolis MN/St Paul Housing & Redevelopment Authority (Allina Health Obligated Group)
Series 2017A
5.00%, 11/15/28	1,355	1,592,911
City of Minneapolis MN/St Paul Housing & Redevelopment Authority (Children’s Health Care)
Series 2010A
5.25%, 8/15/25-8/15/35	1,500	1,604,905
City of Rochester MN (Mayo Clinic)
Series 2010D
5.00%, 11/15/38	1,000	1,063,410
City of St Cloud MN
Series 2010A
5.125%, 5/01/30 (Pre-refunded/ETM)	1,405	1,508,029
City of St Cloud MN (CentraCare Health System Obligated Group)
Series 2010A
5.125%, 5/01/30	95	100,776
City of St Louis Park MN
Series 2009
5.50%, 7/01/29 (Pre-refunded/ETM)	1,150	1,209,881
City of St Paul MN (City of St Paul MN Sales Tax)
Series 2014G
5.00%, 11/01/30-11/01/32	2,900	3,290,754

	Principal Amount (000)	U.S. $ Value
City of White Bear Lake MN (Renova Partners LP)
Series 2001
5.60%, 10/01/30	$1,000	$1,002,490
Cloquet Independent School District No 94
Series 2015B
5.00%, 2/01/31	2,200	2,508,198
Housing & Redevelopment Authority of The City of St Paul Minnesota
Series 2009A-2
5.25%, 11/15/28 (Pre-refunded/ETM) (a)	610	647,448
Series 2015A
5.00%, 11/15/40 (Pre-refunded/ETM)	600	709,554
Housing & Redevelopment Authority of The City of St Paul Minnesota (Allina Health Obligated Group)
Series 2009
5.25%, 11/15/28	590	622,739
Housing & Redevelopment Authority of The City of St Paul Minnesota (Fairview Health Services Obligated Group)
Series 2017
5.00%, 11/15/47	2,000	2,236,180
Housing & Redevelopment Authority of The City of St Paul Minnesota (HealthPartners Obligated Group)
Series 2015A
5.00%, 7/01/32	1,000	1,117,440
Hutchinson Utilities Commission
Series 2012A
5.00%, 12/01/25	420	467,905
Minneapolis Special School District No 1
Series 2016
5.00%, 2/01/31	3,000	3,525,150
Minneapolis-St Paul Metropolitan Airports Commission
Series 2010A
5.00%, 1/01/30	1,250	1,322,375
Series 2012B
5.00%, 1/01/29	1,250	1,374,962
Minnesota Agricultural & Economic Development Board (Essentia Health)
AGC Series 2008C-1
5.50%, 2/15/25	1,000	1,067,590
Minnesota Higher Education Facilities Authority
Series 2009 7-A
5.00%, 10/01/29 (Pre-refunded/ETM)	1,000	1,053,330
Series 2010B
5.00%, 10/01/31 (Pre-refunded/ETM)	2,270	2,389,220
Minnesota Higher Education Facilities Authority (College of St Scholastica, Inc.)
Series 2010H
5.125%, 12/01/30	1,000	1,046,320
Minnesota Higher Education Facilities Authority (Hamline University)
Series 2017B
5.00%, 10/01/36	500	543,565

	Principal Amount (000)	U.S. $ Value
Minnesota Higher Education Facilities Authority (St Catherine University)
Series 2012S
5.00%, 10/01/32	$1,400	$1,530,648
Minnesota Higher Education Facilities Authority (St Olaf College)
Series 20107
5.00%, 10/01/20	255	267,778
Series 20158
5.00%, 12/01/32	1,000	1,142,500
Minnesota Higher Education Facilities Authority (University of St Thomas)
Series 2017A
4.00%, 10/01/34-10/01/36	1,300	1,359,142
Minnesota Municipal Power Agency
Series 2014
5.00%, 10/01/32	750	855,293
New Prague Independent School District No 721
Series 2015A
4.00%, 2/01/32	1,000	1,056,880
Northern Municipal Power Agency
Series 2010A-2
5.00%, 1/01/23 (Pre-refunded/ETM)	2,260	2,462,586
5.00%, 1/01/24 (Pre-refunded/ETM)	1,875	2,043,075
Series 2017
5.00%, 1/01/33-1/01/41	1,150	1,291,287
Southern Minnesota Municipal Power Agency
Series 2017A
5.00%, 1/01/42-1/01/47	3,000	3,404,850
St Paul Port Authority (Amherst H Wilder Foundation/MN)
Series 2010-3
5.00%, 12/01/29	2,445	2,594,169
St Paul Port Authority (St Paul Port Authority State Lease)
Series 2013-3
5.00%, 12/01/24	3,945	4,512,962
University of Minnesota
Series 2014B
4.00%, 1/01/32	2,000	2,114,960
5.00%, 1/01/39	1,500	1,683,195
Waconia Independent School District No 110
Series 2015B
4.00%, 2/01/34	1,545	1,604,544
Western Minnesota Municipal Power Agency
Series 2014A
5.00%, 1/01/40	2,500	2,785,350

Total Municipal Obligations (cost $70,251,745)		72,391,585

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.20% (b)(c)(d) (cost $630,785)	630,785	$630,785

Total Investments - 99.6% (cost $70,882,530) (e)		73,022,370
Other assets less liabilities - 0.4%		304,308

Net Assets - 100.0%		$73,326,678

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD 750	2/01/38	3 Month LIBOR	2.578%	Quarterly/Semi-Annual	$(50,267)

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of February 28, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,384,500 and gross unrealized depreciation of investments was $(294,927), resulting in net unrealized appreciation of $2,089,573.

As of February 28, 2018, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.5% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates

AB Municipal Income Fund II

AB Minnesota Portfolio

February 28, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$71,744,137		$647,448		$72,391,585
Short-Term Investments		630,785		– 0	–	– 0	–	630,785

Total Investments in Securities		630,785		71,744,137		647,448		73,022,370
Other Financial Instruments (a):
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(50,267)		– 0	–	(50,267)

Total (b)		$630,785		$71,693,870		$647,448		$72,972,103

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/17	$1,157,145		$1,157,145
Accrued discounts/(premiums)	(4,378)		(4,378)
Realized gain (loss)	9,895		9,895
Change in unrealized appreciation/depreciation	(45,379)		(45,379)
Purchases	– 0	–	– 0	–
Sales	(469,835)		(469,835)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/18	$647,448		$647,448

Net change in unrealized appreciation/depreciation from investments held as of 2/28/18	$(24,750)		$(24,750)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2018 is as follows:

Fund	Market Value 5/31/17 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$11,544	$10,913	$631	$3

AB Municipal Income Fund II

AB New Jersey Portfolio

Portfolio of Investments

February 28, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.1%
Long-Term Municipal Bonds - 99.1%
New Jersey - 74.3%
City of Jersey City NJ
Series 2017A
5.00%, 11/01/31-11/01/37	$1,500	$1,726,935
Hudson County Improvement Authority (County of Hudson NJ)
Series 2016
5.00%, 5/01/36	3,500	3,960,075
Landis Sewage Authority
NATL Series 1993
7.469%, 9/19/19 (a)	600	625,026
Morris-Union Jointure Commission COP
AGM Series 2013
5.00%, 8/01/26	3,320	3,673,912
New Jersey Economic Development Authority
Series 2012
5.00%, 6/01/32 (Pre-refunded/ETM)	3,000	3,380,280
New Jersey Economic Development Authority (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group)
Series 2016A
5.00%, 6/01/41 (b)	1,000	1,022,300
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/30	4,000	4,211,000
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.)
Series 2002
6.50%, 4/01/28	1,000	1,169,900
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.)
Series 2017
5.00%, 7/15/32	1,000	1,102,930
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.00%, 1/01/28	1,000	1,113,570
5.50%, 1/01/27	1,000	1,146,010
New Jersey Economic Development Authority (Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/47	2,000	2,146,280
New Jersey Economic Development Authority (Seeing Eye. Inc. (The))
Series 2017
5.00%, 6/01/32	1,515	1,751,340
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	1,165	1,270,200
New Jersey Educational Facilities Authority (Kean University)
AGM Series 2015H
5.00%, 7/01/34	2,500	2,769,475

	Principal Amount (000)	U.S. $ Value
New Jersey Educational Facilities Authority (Princeton University)
Series 2017C
5.00%, 7/01/42	$1,000	$1,164,330
Series 2017I
5.00%, 7/01/36	2,100	2,467,542
New Jersey Health Care Facilities Financing Authority
Series 2013
5.25%, 7/01/31 (Pre-refunded/ETM)	1,480	1,715,527
5.25%, 7/01/31 (Pre-refunded/ETM) (b)	320	369,178
AGC Series 2004A
5.25%, 7/01/23 (Pre-refunded/ETM)	2,085	2,416,807
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.)
Series 2008A
5.125%, 7/01/22	45	45,544
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group)
Series 2017A
5.00%, 7/01/35	1,950	2,226,042
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
Series 2010
5.00%, 7/01/25	2,100	2,214,639
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group)
Series 2017A
5.00%, 7/01/35	1,835	2,063,292
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group)
Series 2016A
5.00%, 7/01/33	1,000	1,122,330
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/28-6/15/29	2,750	3,026,787
NATL Series 2006A
5.00%, 6/15/18	3,400	3,458,174
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2015A
5.25%, 6/15/41	1,250	1,326,738
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/43	1,935	2,121,476
5.00%, 1/01/43 (Pre-refunded/ETM) (b)	3,265	3,679,426
North Hudson Sewerage Authority/NJ
NATL Series 2001A
Zero Coupon, 8/01/24 (Pre-refunded/ETM)	8,875	7,572,505

	Principal Amount (000)	U.S. $ Value
Rutgers The State University of New Jersey
Series 2013L
5.00%, 5/01/30	$4,500	$5,041,665
Tobacco Settlement Financing Corp./NJ
Series 20071A
5.00%, 6/01/41	1,000	995,020
Union County Improvement Authority (Township of Union NJ/Union County Lease)
NATL Series 2003A
5.25%, 8/15/23	2,270	2,276,992
Union County Utilities Authority (County of Union NJ Lease)
Series 2011A
5.25%, 12/01/31	4,560	5,050,519

		81,423,766

California - 0.4%
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	400	407,444

Guam - 1.5%
Guam Power Authority
Series 2017A
5.00%, 10/01/36-10/01/40	805	869,890
Territory of Guam (Guam Section 30 Income Tax)
Series 2016A
5.00%, 12/01/46 (b)	720	772,654

		1,642,544

Idaho - 3.6%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant)
Series 2014
5.00%, 7/15/31	3,600	3,999,780

Illinois - 2.0%
Kane Cook & DuPage Counties School District No U-46 Elgin
Series 2015D
5.00%, 1/01/34	1,000	1,108,470
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	1,000	1,061,470

		2,169,940

Massachusetts - 0.2%
Commonwealth of Massachusetts
NATL Series 2000G
2.131%, 12/01/30 (c)	200	200,000

Nevada - 1.0%
Clark County School District
Series 2017C
5.00%, 6/15/35	1,000	1,134,870

	Principal Amount (000)	U.S. $ Value
New York - 10.5%
New York State Dormitory Authority
Series 2012D
5.00%, 2/15/29 (Pre-refunded/ETM) (b)	$290	$321,970
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012D
5.00%, 2/15/29	1,750	1,935,920
Port Authority of New York & New Jersey
Series 2012
5.00%, 7/15/30	4,250	4,682,352
Series 2014
5.00%, 9/01/31	1,100	1,235,212
Port Authority of New York & New Jersey (JFK International Air Terminal LLC)
NATL Series 1997
5.75%, 12/01/22	3,175	3,333,845

		11,509,299

Ohio - 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	280	256,609

Pennsylvania - 4.4%
Delaware River Port Authority
Series 2010D
5.00%, 1/01/28-1/01/29	4,530	4,789,358

Texas - 1.0%
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Austin Public Schools, Inc.)
Series 2014A
5.00%, 8/15/34	1,000	1,114,660

Total Municipal Obligations (cost $103,146,763)		108,648,270

	Shares
SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.20% (d)(e)(f) (cost $345,554)	345,554	345,554

U.S. $ Value
Total Investments – 99.4% (cost $103,492,317) (g)	$108,993,824
Other assets less liabilities – 0.6%	641,500

Net Assets – 100.0%	$109,635,324

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD	1,610	9/21/37	3 Month LIBOR	2.549%	Quarterly/Semi-Annual	(117,186)

(a)	Inverse floater security.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 28, 2018 and the aggregate market value of this security amounted to $200,000 or 0.18% of net assets.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	As of February 28, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,906,620 and gross unrealized depreciation of investments was $(522,299), resulting in net unrealized appreciation of $5,384,321.

As of February 28, 2018, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 24.2% and 9.2%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation

AB Municipal Income Fund II

AB New Jersey Portfolio

February 28, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$102,482,742		$6,165,528		$108,648,270
Short-Term Investments		345,554		– 0	–	– 0	–	345,554

Total Investments in Securities		345,554		102,482,742		6,165,528		108,993,824
Other Financial Instruments (a):
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(117,186)		– 0	–	(117,186)

Total (b)		$345,554		$102,365,556		$6,165,528		$108,876,638

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/17	$2,222,132		$2,222,132
Accrued discounts/(premiums)	(8,204)		(8,204)
Realized gain (loss)	28,291		28,291
Change in unrealized appreciation/depreciation	248,969		248,969
Purchases	4,158,582		4,158,582
Sales	(484,242)		(484,242)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/18	$6,165,528		$6,165,528

Net change in unrealized appreciation/depreciation from investments held as of 2/28/18	$273,317		$273,317

As of February 28, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2018 is as follows:

Fund	Market Value 05/31/2017 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2018 (000)	Dividend Income (000)
Government Money Market	$	– 0	–	$18,118	$17,772	$346	$5

AB Municipal Income Fund II

AB Ohio Portfolio

Portfolio of Investments

February 28, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.1%
Long-Term Municipal Bonds - 98.1%
Ohio - 82.4%
American Municipal Power, Inc.
Series 2016A
5.00%, 2/15/34	$2,000	$2,233,120
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	1,000	952,380
Central Ohio Solid Waste Authority
Series 2012
5.00%, 12/01/29 (Pre-refunded/ETM) (a)	155	173,974
City of Akron OH (City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/31	3,500	3,865,260
City of Chillicothe OH (Adena Health System Obligated Group)
Series 2017
5.00%, 12/01/37	1,700	1,880,846
City of Cleveland OH
Series 2012
5.00%, 12/01/28	2,215	2,491,986
City of Columbus OH
Series 2014A
4.00%, 2/15/28	3,510	3,797,469
Cleveland Municipal School District
Series 2015A
5.00%, 12/01/33	3,000	3,333,810
Cleveland State University
Series 2012
5.00%, 6/01/30	3,000	3,280,080
County of Allen OH
Series 2010B
5.25%, 9/01/27 (Pre-refunded/ETM)	2,350	2,557,951
County of Allen OH Hospital Facilities Revenue (Mercy Health/OH)
Series 2017A
5.00%, 8/01/42	1,650	1,821,418
County of Cuyahoga OH (County of Cuyahoga OH Lease)
Series 2010F
5.25%, 12/01/25	3,200	3,499,936
County of Cuyahoga OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/37	1,400	1,491,434
County of Franklin OH (Agler Green LP)
Series 2002A
5.65%, 5/20/32	770	771,517
5.80%, 5/20/44	1,150	1,151,633
County of Franklin OH (First Community Village Obligated Group)
Series 2013
5.625%, 7/01/47 (a)	865	869,861
County of Franklin OH (Trinity Health Corp. Obligated Group)
Series 2017
5.00%, 12/01/47	1,150	1,282,307

	Principal Amount (000)	U.S. $ Value
County of Hamilton OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	$1,625	$1,710,962
County of Hamilton OH Sewer System Revenue
Series 2013A
5.00%, 12/01/31	4,305	4,870,290
County of Scioto OH (Southern Ohio Medical Center Obligated Group)
Series 2016
5.00%, 2/15/33	1,000	1,112,340
Cuyahoga Community College District
Series 2009C
5.00%, 8/01/24 (Pre-refunded/ETM)	545	580,207
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 20151
7.00%, 1/15/40 (a)	575	600,358
Franklin County Convention Facilities Authority (City of Columbus OH/Franklin County Lease)
Series 2014
5.00%, 12/01/31	1,300	1,484,977
Gallia County Local School District
Series 2014
5.00%, 11/01/29	2,000	2,270,920
Kent State University
Series 2012A
5.00%, 5/01/30-5/01/31	4,005	4,421,584
Miami University/Oxford OH
Series 2011
5.00%, 9/01/31	1,000	1,095,880
Northeast Ohio Regional Sewer District
Series 2013
5.00%, 11/15/43 (Pre-refunded/ETM)	3,000	3,431,340
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29	385	352,899
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.)
Series 2017
4.50%, 1/15/48 (a)(b)	700	716,793
Ohio Higher Educational Facility Commission (Denison University)
Series 2012
5.00%, 11/01/32	590	642,357
Ohio Higher Educational Facility Commission (Kenyon College)
Series 2017
5.00%, 7/01/34-7/01/42	2,070	2,317,888
Ohio Higher Educational Facility Commission (University of Dayton)
Series 2011A
5.375%, 12/01/30	750	818,783

	Principal Amount (000)	U.S. $ Value
Ohio University
Series 2013
5.00%, 12/01/32	$3,120	$3,464,042
Princeton City School District
Series 2014
4.00%, 12/01/31	1,000	1,058,130
5.00%, 12/01/39	750	847,823
Summit County Development Finance Authority
Series 2012
5.00%, 12/01/25	3,760	4,228,383
Toledo-Lucas County Port Authority (CSX Transportation, Inc.)
Series 1992
6.45%, 12/15/21	1,270	1,461,503
University of Akron (The)
Series 2014A
5.00%, 1/01/32	4,080	4,578,290

		77,520,731

California - 0.3%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37 (b)	220	234,784
State of California
Series 2004
5.25%, 4/01/29	5	5,016

		239,800

Florida - 2.7%
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,000	1,093,160
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	1,300	1,441,089

		2,534,249

Guam - 1.5%
Guam Government Waterworks Authority
Series 2016
5.00%, 1/01/46	615	657,539
Guam Power Authority
Series 2017A
5.00%, 10/01/36-10/01/38	690	747,027

		1,404,566

Illinois - 1.5%
Illinois State Toll Highway Authority
Series 2013A
5.00%, 1/01/32	1,250	1,387,712

Massachusetts - 0.7%
Commonwealth of Massachusetts
NATL Series 2000G
2.131%, 12/01/30 (c)	700	700,000

	Principal Amount (000)	U.S. $ Value
New York - 2.5%
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/29 (Pre-refunded/ETM)	$1,365	$1,524,391
Suffolk County Economic Development Corp.
Series 2011
5.00%, 7/01/28 (Pre-refunded/ETM) (a)	110	121,327
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	635	688,035

		2,333,753

North Carolina - 0.4%
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/35 (a)	375	396,274

Tennessee - 0.7%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University)
Series 2012
5.00%, 11/01/29	630	678,378

Texas - 4.8%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas)
Series 2014A
5.00%, 8/15/39	1,000	1,111,570
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2014
5.00%, 9/01/31	1,025	1,139,452
City of Houston TX Airport System Revenue (United Airlines, Inc.)
5.00%, 7/15/28	215	241,243
North Texas Tollway Authority
Series 2015B
5.00%, 1/01/34	700	781,732
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	740	817,826
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	370	400,643

		4,492,466

West Virginia - 0.6%
West Virginia Hospital Finance Authority (West Virginia University Health System Obligated Group)
AGM Series 2004C
1.978%, 2/15/34 (c)	600	561,648

Total Municipal Obligations (cost $88,895,645)		92,249,577

	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.2%
Investment Companies - 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.20% (d)(e)(f) (cost $1,136,205)	1,136,205	1,136,205

Total Investments - 99.3% (cost $90,031,850) (g)		93,385,782
Other assets less liabilities - 0.7%		679,571

Net Assets - 100.0%		$94,065,353

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,150	10/04/21	3 Month LIBOR	1.286%	Quarterly/Semi-Annual	$(145,582)	$—	$(145,582)
USD	3,150	10/04/21	1.286%	3 Month LIBOR	Semi-Annual/Quarterly	145,583	85,492	60,091

						$1	$85,492	$(85,491)

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the aggregate market value of these securities amounted to $951,577 or 1.0% of net assets.
(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 28, 2018 and the aggregate market value of these securities amounted to $1,261,648 or 1.34% of net assets.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	As of February 28, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,830,024 and gross unrealized depreciation of investments was $(561,583), resulting in net unrealized appreciation of $3,268,441.

As of February 28, 2018, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.4% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation

AB Municipal Income Fund II

AB Ohio Portfolio

February 28, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$89,370,990		$2,878,587		$92,249,577
Short-Term Investments		1,136,205		– 0	–	– 0	–	1,136,205

Total Investments in Securities		1,136,205		89,370,990		2,878,587		93,385,782
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	145,583		– 0	–	145,583
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(145,582)		– 0	–	(145,582)

Total (b)		$1,136,205		$89,370,991		$2,878,587		$93,385,783

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/17	$2,156,355		$2,156,355
Accrued discounts/(premiums)	(2,988)		(2,988)
Realized gain (loss)	11,552		11,552
Change in unrealized appreciation/depreciation	25,220		25,220
Purchases	700,000		700,000
Sales	(11,552)		(11,552)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/18	$2,878,587		$2,878,587

Net change in unrealized appreciation/depreciation from investments held as of 2/28/18	$30,607		$30,607

As of February 28, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2018 is as follows:

Fund	Market Value 5/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$793	$15,726	$15,383	$1,136	$5

AB Municipal Income Fund II

AB Pennsylvania Portfolio

Portfolio of Investments

February 28, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.2%
Long-Term Municipal Bonds - 98.2%
Pennsylvania - 90.9%
Adams County Industrial Development Authority (Gettysburg College)
Series 2010
5.00%, 8/15/25	$1,090	$1,165,984
Allegheny County Industrial Development Authority (Residential Resources, Inc./PA)
Series 2006
5.00%, 9/01/21	410	410,882
Allentown Neighborhood Improvement Zone Development Authority
Series 2017
5.00%, 5/01/42 (a)	700	742,742
Beaver County Industrial Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 1/01/35	415	380,323
Bensalem Township School District
Series 2013
5.00%, 6/01/30	3,345	3,789,952
Bucks County Water & Sewer Authority
AGM Series 2011
5.00%, 12/01/29 (Pre-refunded/ETM)	1,255	1,398,898
AGM Series 2015A
5.00%, 12/01/37	780	882,757
Carlisle Area School District
Series 2011
5.00%, 9/01/25 (Pre-refunded/ETM)	2,000	2,240,840
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group)
5.00%, 11/15/42 (b)	1,000	1,108,930
City of Philadelphia PA
Series 2014A
5.25%, 7/15/31	2,500	2,804,850
Series 2017
5.00%, 8/01/31	1,000	1,144,410
City of Philadelphia PA Water & Wastewater Revenue
Series 2017A
5.00%, 10/01/36	1,700	1,929,704
Commonwealth Financing Authority State Lease
5.00%, 6/01/31	2,500	2,799,875
Commonwealth of Pennsylvania
Series 2013
5.00%, 4/01/28 (Pre-refunded/ETM)	1,800	2,057,742
County of York PA
Series 2017
5.00%, 3/01/36	1,000	1,155,750
Crawford County Hospital Authority (Meadville Medical Center Obligated Group)
Series 2016A
6.00%, 6/01/46 (c)	635	653,218
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
Series 2010
6.125%, 1/01/45 (c)	300	313,395

	Principal Amount (000)	U.S. $ Value
Delaware County Authority (Elwyn Obligated Group)
Series 2017
5.00%, 6/01/32	$1,625	$1,771,087
Delaware County Regional Water Quality Control Authority
Series 2013
5.00%, 5/01/30 (Pre-refunded/ETM)	2,070	2,365,534
Delaware River Joint Toll Bridge Commission
Series 2017
5.00%, 7/01/37	2,000	2,276,220
Delaware River Port Authority
Series 2010D
5.00%, 1/01/29	4,470	4,723,002
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/33	660	710,404
Montgomery County Higher Education & Health Authority (Philadelphia Presbytery Homes Obligated Group)
Series 2017
5.00%, 12/01/37	1,100	1,211,793
Montgomery County Industrial Development Authority/PA
Series 2010
5.25%, 8/01/33 (Pre-refunded/ETM) (c)	735	796,990
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.75%, 7/01/35 (c)	765	815,245
Northampton County General Purpose Authority (Lafayette College)
Series 2013A
5.00%, 11/01/32	2,000	2,242,260
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The))
Series 2012A
5.00%, 11/01/32	2,000	2,152,040
Pennsylvania Higher Educational Facilities Authority
Series 2010
5.00%, 3/01/27 (Pre-refunded/ETM)	1,460	1,555,411
Pennsylvania Higher Educational Facilities Authority (Drexel University)
Series 2016
5.00%, 5/01/34	1,800	2,013,246
Series 2017
5.00%, 5/01/41	1,000	1,115,960
Pennsylvania Industrial Development Authority
Series 2008
5.50%, 7/01/23 (Pre-refunded/ETM) (c)	130	131,739

	Principal Amount (000)	U.S. $ Value
Pennsylvania Turnpike Commission
Series 2010B-2
5.00%, 12/01/30 (Pre-refunded/ETM) (c)	$1,245	$1,351,635
5.00%, 12/01/30 (Pre-refunded/ETM)	940	1,020,511
Series 2017A
5.00%, 12/01/37	1,250	1,404,750
Series 2017B
5.00%, 6/01/36	1,000	1,100,970
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group)
Series 2017A
5.00%, 7/01/37	675	715,223
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.)
Series 2015A
6.375%, 6/01/40 (c)	400	411,976
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
5.25%, 7/01/24 (c)(d)(e)(f)	350	3,500
Philadelphia Authority for Industrial Development (Temple University-of The Commonwealth System of Higher Education)
Series 2016-2
5.00%, 4/01/29	1,000	1,140,390
Philadelphia Gas Works Co.
Series 2010-9
5.00%, 8/01/30 (Pre-refunded/ETM)	2,000	2,154,420
Philadelphia Parking Authority (The) (Philadelphia Airport Parking)
Series 2009
5.00%, 9/01/26	2,725	2,912,834
School District of Philadelphia (The)
Series 2011E
5.25%, 9/01/23	4,000	4,251,680
Scranton School District/PA
BAM Series 2017E
5.00%, 12/01/33-12/01/35	1,800	2,020,130
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Sales Tax)
AGM Series 2010
5.00%, 2/01/31	1,075	1,144,585
State Public School Building Authority (Harrisburg School District)
AGM Series 2016A
5.00%, 12/01/29-12/01/33	2,000	2,270,290
Susquehanna Area Regional Airport Authority
Series 2017
5.00%, 1/01/35-1/01/38	2,000	2,226,510
Township of Lower Paxton PA
Series 2014
5.00%, 4/01/44	4,000	4,458,000
Wilkes-Barre Finance Authority
Series 2010
5.00%, 11/01/30 (Pre-refunded/ETM)	2,500	2,720,750

		80,169,337

	Principal Amount (000)	U.S. $ Value
Colorado - 0.3%
City & County of Denver CO (United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	$215	$232,118

Guam - 0.8%
Guam Power Authority
Series 2017A
5.00%, 10/01/36-10/01/40	645	696,992

Massachusetts - 1.9%
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2013A
5.00%, 5/15/32	1,500	1,686,510

New York - 2.2%
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/30	1,735	1,947,537

Texas - 2.1%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas)
Series 2014A
5.00%, 8/15/39	1,200	1,333,884
City of Houston TX Airport System Revenue
AGM Series 2000P
2.961%, 7/01/30 (g)	500	481,845

		1,815,729

Total Municipal Obligations (cost $83,487,287)		86,548,223

	Shares
SHORT-TERM INVESTMENTS - 1.8%
Investment Companies - 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.20% (h)(i)(j) (cost $1,635,304)	1,635,304	1,635,304

Total Investments - 100.0% (cost $85,122,591) (k)		88,183,527
Other assets less liabilities - 0.0%		(27,995)

Net Assets - 100.0%		$88,155,532

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the market value of this security amounted to $742,742 or 0.8% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Non-income producing security.
(e)	Defaulted.
(f)	Illiquid security.
(g)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 28, 2018 and the aggregate market value of this security amounted to $481,845 or 0.55% of net assets.
(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)	As of February 28, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,644,464 and gross unrealized depreciation of investments was $(583,528), resulting in net unrealized appreciation of $3,060,936.

As of February 28, 2018, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 9.5% and 1.6%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
ETM	-	Escrowed to Maturity

AB Municipal Income Fund II

AB Pennsylvania Portfolio

February 28, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$82,070,525		$4,477,698		$86,548,223
Short-Term Investments		1,635,304		– 0	–	– 0	–	1,635,304

Total Investments in Securities		1,635,304		82,070,525		4,477,698		88,183,527
Other Financial Instruments (a)		– 0	–	– 0	–	– 0	–	– 0	–

Total (b)		$1,635,304		$82,070,525		$4,477,698		$88,183,527

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/17	$3,933,758		$3,933,758
Accrued discounts/(premiums)	(128)		(128)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(34,244)		(34,244)
Purchases	578,312		578,312
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/18	$4,477,698		$4,477,698

Net change in unrealized appreciation/depreciation from investments held as of 2/28/18	$(34,244)		$(34,244)

As of February 28, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2018 is as follows:

Fund	Market Value 5/31/17 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$17,145	$15,510	$1,635	$4

AB Municipal Income Fund II

AB Virginia Portfolio

Portfolio of Investments

February 28, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.3%
Long-Term Municipal Bonds - 99.3%
Virginia - 73.0%
Arlington County Industrial Development Authority (AHC LP-3/VA)
Series 2001
5.15%, 11/01/31	$1,270	$1,271,981
Cherry Hill Community Development Authority (Potomac Shores Project)
Series 2015
5.40%, 3/01/45 (a)(b)	585	598,326
Chesapeake Bay Bridge & Tunnel District
Series 2016
5.00%, 7/01/46	4,000	4,433,200
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
5.125%, 1/01/43 (a)	1,600	1,650,064
City of Hampton VA
Series 2010A
5.00%, 1/15/21	1,750	1,803,603
City of Newport News VA
Series 2014A
5.00%, 7/15/30-7/15/32	2,000	2,285,080
City of Richmond VA
Series 2016
5.00%, 1/15/34	5,000	5,749,050
City of Richmond VA (City of Richmond VA Public Utility Revenue)
Series 2013A
5.00%, 1/15/29	1,970	2,216,546
City of Richmond VA Public Utility Revenue
Series 2016
5.00%, 1/15/30	4,000	4,666,720
City of Suffolk VA
Series 2010
5.00%, 8/01/22	1,870	2,018,553
Series 2010A
5.00%, 8/01/22 (Pre-refunded/ETM) (a)	210	226,475
Series 2011
5.00%, 2/01/26 (Pre-refunded/ETM) (a)	4,110	4,480,434
5.00%, 2/01/26 (Pre-refunded/ETM)	950	1,038,455
County of Henrico VA
Series 2010
5.00%, 7/15/24	6,600	7,111,566
Culpeper County Economic Development Authority
Series 2014
4.00%, 6/01/29	2,955	3,108,305
Dullles Town Center Community Development Authority
Series 2012
4.25%, 3/01/26 (a)	1,000	999,330
Fairfax County Economic Development Authority
Series 2011
5.00%, 4/01/28 (Pre-refunded/ETM)	1,135	1,214,609

	Principal Amount (000)	U.S. $ Value
Fairfax County Economic Development Authority (County of Fairfax VA Lease)
Series 2014A
5.00%, 10/01/34	$1,000	$1,140,390
Fairfax County Economic Development Authority (Fairfax County EDA Transportation Impt Dist)
Series 2016
4.00%, 4/01/35	2,000	2,105,800
Fairfax County Economic Development Authority (Goodwin House, Inc.)
Series 2016
5.00%, 10/01/36-10/01/42	3,200	3,550,820
Fairfax County Industrial Development Authority
Series 2009C
5.00%, 5/15/25 (Pre-refunded/ETM)	1,000	1,042,280
Fairfax County Industrial Development Authority (Inova Health System Obligated Group)
Series 2012
5.00%, 5/15/35	1,800	1,971,432
Series 2014A
5.00%, 5/15/44	2,000	2,219,280
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax)
Series 2015
5.00%, 6/15/30-6/15/31	5,000	5,700,460
Hampton Roads Sanitation District
Series 2017A
5.00%, 10/01/33	3,550	4,150,198
Hampton Roads Transportation Accountability Commission
Series 2018A
5.00%, 7/01/35	4,000	4,650,680
Hanover County Economic Development Authority (Covenant Woods)
Series 2012A
5.00%, 7/01/42 (a)	2,000	2,063,440
Henrico County Economic Development Authority (Bon Secours Health System, Inc. Obligated Group)
Series 2013
5.00%, 11/01/30	2,000	2,202,080
Henrico County Economic Development Authority (LifeSpire of Virginia Obligated Group)
Series 2017C
5.00%, 12/01/37 (a)	765	817,915
Lexington Industrial Development Authority (Kendal at Lexington)
Series 2016
4.00%, 1/01/31	1,500	1,542,690
Loudoun County Sanitation Authority
Series 2010
5.00%, 1/01/29	3,820	4,048,321
Lynchburg Economic Development Authority (Centra Health Obligated Group)
Series 2017A
5.00%, 1/01/47	1,750	1,916,075

	Principal Amount (000)	U.S. $ Value
Mosaic District Community Development Authority
Series 2011A
6.875%, 3/01/36 (a)	$250	$270,405
Newport News Redevelopment & Housing Authority (Walker-Newport News LP)
Series 2002A
5.55%, 9/20/34	1,880	1,882,782
5.65%, 3/20/44	1,660	1,661,826
Norfolk Economic Development Authority (Bon Secours Health System, Inc. Obligated Group)
Series 2013
5.00%, 11/01/29	2,200	2,423,300
Prince William County Industrial Development Authority
Series 2011
5.50%, 9/01/31 (Pre-refunded/ETM)	3,750	4,206,037
Prince William County Industrial Development Authority (Westminster at Lake Ridge)
Series 2016
5.00%, 1/01/31 (a)	1,700	1,847,917
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC)
Series 2017
5.55%, 1/01/37 (a)(b)	1,000	1,013,510
Roanoke County Economic Development Authority (City of Roanoke VA Lease)
Series 2015
5.00%, 10/15/35	1,750	2,007,303
Roanoke Economic Development Authority (Carilion Clinic Obligated Group)
AGM Series 2005C
5.00%, 7/01/27	3,000	3,169,650
Suffolk Economic Development Authority (United Church Homes & Services Obligated Group)
Series 2016
5.00%, 9/01/31 (a)	1,000	1,078,160
Tobacco Settlement Financing Corp./VA
Series 2007B-1
5.00%, 6/01/47	2,400	2,329,440
Town of Leesburg VA
Series 2011A
5.00%, 1/15/24 (Pre-refunded/ETM) (a)	395	430,301
5.00%, 1/15/24	1,645	1,791,537
Virginia College Building Authority (Liberty University, Inc.)
Series 2010
5.25%, 3/01/29	5,000	5,350,150
Virginia College Building Authority (Marymount University)
Series 2015A
5.00%, 7/01/30 (b)	1,615	1,734,688

	Principal Amount (000)	U.S. $ Value
Virginia College Building Authority (Roanoke College)
Series 2007
5.00%, 4/01/23	$1,000	$1,002,380
Virginia College Building Authority (Virginia College Building Authority State Lease)
Series 2017
5.00%, 2/01/30	5,000	5,866,600
Virginia Commonwealth University Health System Authority
Series 2011
5.00%, 7/01/27 (Pre-refunded/ETM)	1,000	1,105,360
Series 2017B
5.00%, 7/01/46	2,000	2,247,120
Virginia Port Authority
Series 2016B
5.00%, 7/01/35-7/01/36	6,160	6,883,615
Virginia Resources Authority
Series 2011B
5.00%, 11/01/26 (Pre-refunded/ETM) (a)	2,260	2,514,408
5.00%, 11/01/26	2,740	3,044,332
Series 2016C
4.00%, 11/01/34	4,000	4,252,800
Virginia Resources Authority (Virginia Resources Authority SRF)
Series 2013
5.00%, 10/01/25	4,000	4,612,320
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012
5.25%, 1/01/32	2,500	2,745,925
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo. LLC)
Series 2012
5.50%, 1/01/42	1,000	1,101,200
Virginia Small Business Financing Authority (Hampton University)
Series 2014
5.25%, 10/01/29	4,125	4,701,840
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC)
Series 2017
5.00%, 12/31/52	3,350	3,597,699
Winchester Economic Development Authority (Valley Health Obligated Group)
Series 2015
5.00%, 1/01/34-1/01/35	3,500	3,907,390

		162,774,153

Arizona - 2.3%
Arizona Sports & Tourism Authority
Series 2012A
5.00%, 7/01/29	3,945	4,233,182
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	705	824,963

		5,058,145

	Principal Amount (000)	U.S. $ Value
California - 0.3%
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	$660	$672,283

Colorado - 0.6%
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2012A
5.00%, 11/15/28	1,220	1,355,627

District of Columbia - 9.2%
Metropolitan Washington Airports Authority
Series 2009C
5.125%, 10/01/34	5,130	5,234,601
Series 2012A
5.00%, 10/01/30	2,480	2,739,929
Series 2016A
5.00%, 10/01/35	1,200	1,341,816
Metropolitan Washington Airports Authority (Dulles Toll Road)
Series 2010B
6.50%, 10/01/44 (c)	4,300	5,352,210
Washington Metropolitan Area Transit Authority
Series 2017A
5.00%, 7/01/31-7/01/32	5,095	5,954,436

		20,622,992

Florida - 0.7%
Pinellas County Educational Facilities Authority (Barry University, Inc.)
Series 2012
5.00%, 10/01/27	400	420,336
5.25%, 10/01/30	1,000	1,050,790

		1,471,126

Guam - 0.8%
Guam Power Authority
Series 2017A
5.00%, 10/01/36	1,630	1,767,930

Illinois - 1.0%
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	2,200	2,335,234

Massachusetts - 0.6%
Commonwealth of Massachusetts
NATL Series 2000G
2.131%, 12/01/30(d)	1,250	1,250,000

	Principal Amount (000)	U.S. $ Value
Michigan - 0.8%
Michigan Public Power Agency
Series 2012A
5.00%, 1/01/32	$1,575	$1,674,036

Minnesota - 0.5%
Western Minnesota Municipal Power Agency
Series 2015A
5.00%, 1/01/34	1,000	1,130,420

New York - 3.5%
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/28 (Pre-refunded/ETM)	2,735	3,054,366
5.00%, 11/15/29 (Pre-refunded/ETM)	3,010	3,361,478
Suffolk County Economic Development Corp.
Series 2011
5.00%, 7/01/28 (Pre-refunded/ETM) (a)	185	204,049
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	1,090	1,181,037

		7,800,930

North Carolina - 0.5%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.70%, 7/01/37 (a)	1,000	1,040,180

Ohio - 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	600	549,876

Puerto Rico - 0.7%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/20	1,580	1,652,459

Texas - 2.5%
North Texas Tollway Authority
Series 2015B
5.00%, 1/01/34	1,300	1,451,788
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015B
5.00%, 11/15/36	1,150	1,202,233

	Principal Amount (000)	U.S. $ Value
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	$1,110	$1,226,739
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	555	600,965
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
Series 2013
6.75%, 6/30/43	1,000	1,158,540

		5,640,265

Washington - 0.2%
Washington Higher Education Facilities Authority (Whitworth University)
Series 2012
5.00%, 10/01/32	400	429,888

Wisconsin - 1.9%
Wisconsin Health & Educational Facilities Authority
Series 2012C
5.00%, 8/15/32 (Pre-refunded/ETM) (a)	2,700	3,050,784
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	1,000	1,105,090

		4,155,874

Total Investments - 99.3% (cost $214,471,575) (e)		221,381,418
Other assets less liabilities - 0.7%		1,659,684

Net Assets - 100.0%		$223,041,102

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the aggregate market value of these securities amounted to $3,346,524 or 1.5% of net assets.
(c)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(d)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 28, 2018 and the aggregate market value of this security amounted to $1,250,000 or 0.56% of net assets.
(e)	As of February 28, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,117,781 and gross unrealized depreciation of investments was $(1,207,938), resulting in net unrealized appreciation of $6,909,843.

As of February 28, 2018, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.0% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

AB Municipal Income Fund II

AB Virginia Portfolio

February 28, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$199,095,720		$22,285,698		$221,381,418

Total Investments in Securities		– 0	–	199,095,720		22,285,698		221,381,418
Other Financial Instruments (a)		– 0	–	– 0	–	– 0	–	– 0	–

Total (b)	$	– 0	–	$199,095,720		$22,285,698		$221,381,418

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/17	$18,884,085		$18,884,085
Accrued discounts/(premiums)	(107,991)		(107,991)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(156,084)		(156,084)
Purchases	3,665,688		3,665,688
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/28/18	$22,285,698		$22,285,698

Net change in unrealized appreciation/depreciation from investments held as of 2/28/18	$(156,084)		$(156,084)

As of February 28, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2018 is as follows:

Fund	Market Value 5/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/18 (000)			Dividend Income (000)
Government Money Market Portfolio	$539	$22,050	$22,589	$	– 0	–	$5

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund II

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: April 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: April 23, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: April 23, 2018